Note 18 - Quarterly Results of Operations (Unaudited) - Quarterly Results of Operations (Details) (USD $)	1 Months Ended			3 Months Ended								12 Months Ended
	Dec. 31, 2012	Jan. 31, 2012	Oct. 31, 2010	Oct. 31, 2014	Jul. 31, 2014	Apr. 30, 2014	Jan. 31, 2014	Oct. 31, 2013	Jul. 31, 2013	Apr. 30, 2013	Jan. 31, 2013	Oct. 31, 2014	Oct. 31, 2013	Oct. 31, 2012
Net sales				$ 25,247,943	$ 21,004,130	$ 20,190,729	$ 16,534,930	$ 19,244,066	$ 19,601,919	$ 19,124,600	$ 17,295,453	$ 82,977,732	$ 75,266,038	$ 83,523,330
Gross profit				9,066,307	7,338,478	6,659,915	5,407,662	6,593,756	6,129,020	6,665,577	6,523,939	28,472,362	25,912,292	31,553,086
Income (loss) before income taxes				1,537,658	432,978	(312,583)	(767,473)	185,712	(219,464)	157,568	151,494	890,580	275,310	3,883,535
Net income (loss) attributable to OCC (numerator)				$ 947,156	$ 292,484	$ (143,277)	$ (412,136)	$ (90,531)	$ (124,611)	$ 42,485	$ 129,820	$ 684,227	$ (42,837)	$ 2,749,317
Basic and diluted net income (loss) per share attributable to Optical Cable Corporation (in dollars per share)				$ 0.14	$ 0.04	$ (0.02)	$ (0.07)	$ (0.02)	$ (0.02)	$ 0.01	$ 0.02	$ 0.10	$ (0.01)	$ 0.43
Common Stock, Dividends, Per Share, Declared	$ 0.02	$ 0.015	$ 0.01	$ 0.02	$ 0.02	$ 0.02	$ 0.02	$ 0.02	$ 0.02	$ 0.02	$ 0.02	$ 0.08	$ 0.08	$ 0.06